Balance Sheet - Parenthetical	Jun. 30, 2018 $ / shares shares
Details
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Shares Outstanding	0
Preferred Stock, Shares Issued	0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	400,000,000
Common Stock, Shares, Issued	8,886,416
Common Stock, Shares, Outstanding	8,886,416